DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS

July 31, 2022

(Unaudited)

Principal Amount (000)	Description (a)	Value

	LONG-TERM INVESTMENTS - 165.2%

	Alabama - 2.3%
$2,000	Jefferson Cnty. Brd. of Ed. Pub. Sch.
	Warrants,
	5.00%, 2/01/46	$2,194,850

	Alaska - 1.1%
750	Anchorage Gen. Oblig.,
	4.00%, 09/01/38	787,173
290	Anchorage Elec. Util. Rev.,
	5.00%, 12/01/36
	Prerefunded 12/01/24 @ $100 (b)	311,936

		1,099,109

	Arizona - 5%
1,350	Arizona Brd. of Regents Rev.,
	Arizona St. Univ.,
	5.00%, 7/01/37	1,476,974
650	Arizona St. Hlth. Fac. Auth. Rev.,
	HonorHealth Hosp. Proj.,
	5.00%, 12/01/42	675,002
1,000	Maricopa Cnty. Indl. Dev. Auth. Rev.,
	Banner Hlth.,
	4.00%, 1/01/34	1,020,752
190	Northern Arizona Univ. Rev.,
	5.00%, 6/01/40
	Prerefunded 6/01/24 @ $100 (b)	201,144
310	Northern Arizona Univ. Rev.,
	5.00%, 6/01/40	322,190
1,000	Northern Arizona Univ. SPEED Rev.,
	(Stimulus Plan for Econ. and Edl. Dev.),
	5.00%, 8/01/38
	Prerefunded 8/01/23 @ $100 (b)	1,033,878

		4,729,940

	California - 18.9%
1,260	California St. Hlth. Facs. Fin. Auth. Rev.,
	Kaiser Permanente,
	4.00%, 11/01/44	1,270,720
330	California St. Hlth. Facs. Fin. Auth. Rev.,
	Providence St. Joseph Hlth.,
	4.00%, 10/01/36	333,831
1,660	California St. Hlth. Facs. Fin. Auth. Rev.,
	Sutter Hlth.,
	5.00%, 11/15/46
	Prerefunded 11/15/25 @ $100 (b)	1,834,755

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2022

(Unaudited)

Principal Amount (000)	Description (a)	Value

$100	California St. Muni. Fin. Auth. Student
	Hsg. Rev., Bowles Hall Foundation,
	5.00%, 6/01/35	$102,781
100	California St. Muni. Fin. Auth. Student
	Hsg. Rev., Orchard Park Student Hsg. Proj.,
	4.00%, 5/15/39, BAM	100,098
100	California St. Muni. Fin. Auth. Student
	Hsg. Rev., Orchard Park Student Hsg. Proj.,
	4.00%, 5/15/40, BAM	99,853
1,000	California St. Gen. Oblig.,
	5.00% 10/01/28	1,069,502
1,000	California St. Pub. Wks. Brd. Lease Rev.,
	Dept. of Corrections and Rehab.,
	5.25%, 9/01/29	1,034,841
600	Contra Costa Cnty. Successor Agy.
	to Redev. Agy., Tax Allocation,
	5.00%, 8/01/35, BAM	664,182
1,000	Garden Grove Successor Agy. to Agy.
	Cmty. Dev., Tax Allocation,
	5.00%, 10/01/31, BAM	1,093,640
2,000	Gilroy Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/41	2,035,450
280	Lancaster Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 8/01/33, AGM	307,088
250	Palm Desert Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/28, BAM	280,195
1,215	San Marcos Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/32	1,317,091
2,000	San Mateo Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 8/01/30	2,149,625
1,000	Santa Clarita Cmnty. Clg. Dist. Gen. Oblig.,
	3.00%, 8/01/49	837,262
1,000	Temple City Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/43	1,013,541
575	Univ. of California Rev.,
	5.00%, 5/15/46	656,968
1,750	Univ. of California Rev.,
	4.00%, 5/15/48	1,783,639

		17,985,062

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2022

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Colorado - 6.1%
$925	Colorado St. Bldg. Excellent Schs. Today COP,
	5.00%, 3/15/29	$1,058,165
320	Colorado St. Rural Colorado COP,
	4.00%, 12/15/40	326,082
1,000	Eagle River Wtr. & Santn. Dist.
	Enterprise Wstwtr. Rev.,
	5.00%, 12/01/42
	Prerefunded 12/01/22 @ $100 (b)	1,011,526
2,150	Public Auth. for Colorado Energy,
	Natural Gas Purch. Rev.,
	6.25%, 11/15/28	2,430,509
1,000	Univ. of Colorado Enterprise Rev.,
	4.00%, 6/01/43	1,017,239

		5,843,521

	Connecticut - 10.5%
935	Connecticut St. Gen. Oblig.,
	5.00%, 9/15/35	1,049,280
730	Connecticut St. Gen. Oblig.,
	4.00%, 4/15/38	752,699
500	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Univ. of New Haven,
	5.00%, 7/01/43	506,664
1,265	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Yale Univ.,
	5.00%, 7/01/40	1,465,547
550	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Yale-New Haven Hosp.,
	5.00%, 7/01/48	564,242
250	Connecticut St. Hgr. Edu. Supplemental
	Loan Auth. Rev.,
	3.25%, 11/15/36	228,186
390	Connecticut St. Hsg. Auth. Rev.,
	3.00%, 5/15/33	379,461
370	Connecticut St. Hsg. Auth. Rev.,
	3.20%, 11/15/33	364,429
135	Connecticut St. Hsg. Auth. Rev.,
	1.85%, 5/15/38	106,009
1,255	Connecticut St. Spl. Tax Oblig. Rev.,
	3.125%, 5/01/40	1,154,748
1,250	Hartford Cnty. Met. Dist. Clean Wtr. Proj. Rev.,
	5.00%, 2/01/33	1,487,048
400	Univ. of Connecticut Rev.,
	5.00%, 5/01/30	470,438
1,300	Univ. of Connecticut Spec. Oblig. Rev.,
	5.00%, 11/15/43	1,441,748

		9,970,499

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2022

(Unaudited)

Principal Amount (000)	Description (a)	Value

	District of Columbia - 1.1%
$1,000	District of Columbia Gen. Oblig.,
	5.00%, 6/01/43	$1,104,067

	Florida - 23.2%
780	Brevard Cnty. Sch. Brd. Ref. COP,
	5.00%, 7/01/32	860,666
750	Broward Cnty. Port Fac. Rev.,
	4.00%, 9/01/49	730,200
1,000	Central Florida Expwy. Auth. Rev.,
	4.00%, 7/01/36	1,024,319
1,175	Escambia Cnty. Hlth. Fac. Auth. Rev.,
	Baptist Hosp.,
	3.00%, 8/15/50, AGM	915,762
2,350	Florida St. Brd. of Gov. Florida State Univ.
	Dorm Rev.,
	5.00%, 5/01/33	2,396,050
1,000	Hillsborough Cnty. Aviation Auth. Rev.,
	Tampa Int’l. Arpt.,
	5.00%, 10/01/44
	Prerefunded 10/01/24 @ $100 (b)	1,055,270
500	Lee Cnty. Tran. Fac. Rev.,
	5.00%, 10/01/35, AGM	531,890
1,080	Miami Beach Hlth. Facs. Auth. Rev.,
	Mt. Sinai Med. Ctr.,
	5.00%, 11/15/39	1,109,348
500	Miami Beach Redev. Agy. Rev.,
	5.00%, 2/01/40, AGM	520,456
1,250	Miami-Dade Cnty. Ed. Facs. Auth. Rev.,
	Univ. of Miami,
	5.00%, 4/01/45	1,291,061
2,220	Miami-Dade Cnty. Sch. Brd. Ref. COP,
	5.00%, 2/01/34	2,374,154
250	Miami-Dade Cnty. Aviation Rev.,
	5.00%, 10/01/32
	Prerefunded 10/01/22 @ $100 (b)	251,446
1,000	Reedy Creek Impvt. Dist. Gen. Oblig.,
	5.00%, 6/01/38
	Prerefunded 6/01/23 @ $100 (b)	1,028,855
2,035	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/01/31, NRE	2,424,270
2,190	Seminole Cnty. Sch. Brd. COP,
	5.00%, 7/01/33	2,420,114

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2022

(Unaudited)

Principal Amount (000)	Description (a)	Value

$830	S. Florida Wtr. Mgmt. Dist. COP,
	5.00%, 10/01/35	$908,954
470	Tallahassee Hlth. Facs. Rev.,
	Tallahassee Memorial Hlthcare.,
	5.00%, 12/01/41	487,700
665	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	4.00%, 7/01/42	674,706
1,000	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/47	1,072,574

		22,077,795

	Georgia - 0.5%
500	Atlanta Arpt. Passenger Fac. Charge Gen. Rev.,
	5.00%, 1/01/32	518,422

	Idaho - 0.3%
240	Idaho St. Hlth. Facs. Auth. Rev.,
	St. Luke’s Hlth. Sys.,
	5.00%, 3/01/37	260,804

	Illinois - 18.3%
500	Chicago Multi-Family Hsg. Rev.,
	Paul G. Stewart (Phases I and II),
	4.90%, 3/20/44, FHA	501,113
1,000	Chicago O’Hare Intl. Arpt. Rev.,
	Customer Fac. Charge,
	5.125%, 1/01/30, AGM	1,012,469
620	Chicago O’Hare Intl. Arpt. Rev.,
	5.25%, 1/01/42	673,234
250	Chicago Sales Tax Rev.,
	5.00%, 1/01/30
	Prerefunded 1/01/25 @ $100 (b)	268,551
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/30	266,210
665	Chicago Wtrwks. Rev.,
	5.25%, 11/01/32, AGM	746,393
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/36, AGM	275,131
865	Chicago Wtrwks. Rev.,
	5.00%, 11/01/44	888,637
170	Illinois St. Fin. Auth. Rev.,
	Advocate Hlth. Care Network,
	5.00%, 5/01/45
	Prerefunded 5/01/25 @ $100 (b)	183,715

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2022

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,055	Illinois St. Fin. Auth. Rev.,
	Advocate Hlth. Care Network,
	5.00%, 5/01/45
	Prerefunded 5/01/25 @ $100 (b)	$1,147,509
520	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	5.00%, 8/15/37
	Prerefunded 8/15/22 @ $100 (b)	520,668
525	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	5.00%, 9/01/42
	Prerefunded 9/01/24 @ $100 (b)	560,183
1,090	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	4.00%, 11/15/39	1,075,740
1,000	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	5.00%, 11/15/39	1,045,772
1,000	Illinois St. Gen. Oblig.,
	5.00%, 2/01/27	1,094,404
2,020	Illinois St. Gen. Oblig.,
	5.50%, 1/01/29	2,298,707
600	Illinois St. Gen. Oblig.,
	5.00%, 2/01/29	647,610
1,180	Illinois St. Hsg. Dev. Auth. Rev.,
	2.375%, 10/01/42	924,625
750	Illinois St. Toll Hwy. Auth. Rev.,
	5.00%, 1/01/41	802,004
330	Railsplitter Tobacco Settlement Auth. Rev.,
	5.00%, 6/01/27	361,848
1,000	Sales Tax Securitization Corp. Rev.,
	5.00%, 1/01/48	1,074,071
1,000	Univ. of Illinois Aux. Facs. Sys. Rev.,
	5.00%, 4/01/34	1,034,357

		17,402,951

	Indiana - 2.5%
240	Indiana St. Fin. Auth. Hosp. Rev.,
	Indiana Univ. Hlth.,
	5.00%, 12/01/28	255,002
2,000	Indiana St. Fin. Auth. Hosp. Rev.,
	Parkview Hlth.,
	5.00%, 11/01/43	2,146,254

		2,401,256

	Kentucky - 1%
900	Kentucky Bond Dev. Corp.
	Transient Room Tax Rev.,
	5.00%, 9/01/43	994,180

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2022

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Louisiana - 5.3%
$1,250	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/30	$1,288,249
605	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/36	622,953
1,250	Louisiana St. Tran. Auth. Rev.,
	5.00%, 8/15/38
	Prerefunded 8/15/23 @ $100 (b)	1,293,978
300	New Orleans Swr. Svc. Rev.,
	5.00%, 6/01/44
	Prerefunded 6/01/24 @ $100 (b)	318,156
500	Port of New Orleans Brd. of
	Commissioners Port Fac. Rev.,
	5.00%, 4/01/33
	Prerefunded 4/01/23 @ $100 (b)	509,965
1,000	Terrebonne Parish Consol. Wtrwks.
	Dist. No. 1 Rev.,
	5.00%, 11/01/37
	Prerefunded 11/01/22 @ $100 (b)	1,008,659

		5,041,960

	Maine - 2.3%
100	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33,
	Prerefunded 7/01/23 @ $100 (b)	103,115
905	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33	929,933
610	Portland General Arpt. Rev.,
	5.00%, 7/01/31	621,725
540	Portland General Arpt. Rev.,
	5.00%, 7/01/32	549,818

		2,204,591

	Maryland - 1.5%
500	Maryland St. Cmnty. Dev. Admin.,
	Dept. of Hsg. And Cmnty. Dev. Rev.,
	1.95%, 9/01/41	372,202
1,000	Maryland St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	Luminis Hlth.,
	5.00%, 7/01/39
	Prerefunded 7/01/24 @ $100 (b)	1,061,083

		1,433,285

	Massachusetts - 8.3%
3,000	Massachusetts St. Bay Trans. Auth. Rev.,
	5.50%, 7/01/29, NRE	3,652,395

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2022

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,945	Massachusetts St. Gen. Oblig.,
	5.50%, 8/01/30, AMBAC	$2,384,830
700	Massachusetts St. Hsg. Fin. Agy. Rev.,
	2.30%, 12/01/40	560,551
300	Massachusetts St. Hsg. Fin. Agy. Rev.,
	3.00%, 12/01/45	255,497
1,000	Massachusetts St. Port Auth. Rev.,
	5.00%, 7/01/47	1,056,795

		7,910,068

	Michigan - 2.3%
550	Michigan St. Fin. Auth. Rev.,
	Beaumont Hlth. Credit Group,
	5.00%, 11/01/44	577,700
540	Michigan St. Bldg. Auth. Rev.,
	4.00%, 10/15/36	562,146
1,020	Michigan St. Hsg. Dev. Auth. Rev.,
	2.80%, 12/01/45	844,714
225	Royal Oak Hosp. Fin. Auth. Rev.,
	Beaumont Hlth. Credit Group,
	5.00%, 9/01/39
	Prerefunded 3/01/24 @ $100 (b)	236,717

		2,221,277

	Minnesota - 0.2%
200	Minnesota St. Hsg. Fin. Agy.,
	2.70%, 7/01/44	169,918

	Mississippi - 0.6%
600	Mississippi St. Gen. Oblig.,
	4.00%, 10/01/39	626,346

	Nebraska - 2.3%
1,925	Omaha Gen. Oblig.,
	5.25%, 4/01/27	2,213,177

	New Jersey - 3%
400	Camden Cnty. Impvt. Auth. Hlthcare.
	Redev. Rev., Cooper Hlth. Sys.,
	5.00%, 2/15/33	409,306
295	New Jersey St. COVID-19 Gen. Oblig.
	Emergency Bonds,
	4.00%, 6/01/31	325,781
305	New Jersey St. Tpk. Auth. Rev.,
	4.00%, 1/01/35	318,170
1,750	Tobacco Settlement Financing Corp. Rev.,
	5.25%, 6/01/46	1,851,469

		2,904,726

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2022

(Unaudited)

Principal Amount (000)	Description (a)	Value

	New York - 11.7%
$235	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42
	Prerefunded 9/01/22 @ $100 (b)	$235,691
530	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42	582,993
450	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42
	Prerefunded 9/01/22 @ $100 (b)	451,322
15	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42	15,037
600	New York Cntys. Tobacco Trust VI Rev.,
	5.00%, 6/01/45	604,302
3,000	New York City Hsg. Dev. Corp.,
	Sustainable Dev. Bonds,
	2.40%, 11/01/46	2,235,811
100	New York City Indl. Dev. Agy.,
	Queens Baseball Stadium Proj. Rev.,
	3.00%, 01/01/37, AGM	90,201
100	New York City Indl. Dev. Agy.,
	Queens Baseball Stadium Proj. Rev.,
	3.00%, 01/01/39, AGM	89,592
1,250	New York City Indl. Dev. Agy.,
	Queens Baseball Stadium Proj. Rev.,
	3.00%, 01/01/46, AGM	1,034,962
510	New York City Mun. Wtr. Fin. Auth.
	Wtr. & Swr. Sys. Rev.,
	Adjustable Rate Bond,
	1.89%, 06/15/48	510,000
1,185	New York City Transitional Fin. Auth. Rev.,
	3.00%, 5/01/45	1,033,394
2,035	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 03/15/31	2,183,629
900	Port Auth. of New York and New Jersey Rev.,
	5.00%, 6/01/33	936,395
500	Triborough Bridge & Tunnel Auth. Rev.,
	5.00%, 11/15/30	511,819
195	TSASC Inc. Tobacco Settlement Rev.,
	5.00%, 6/01/34	206,713
400	Utility Debt Securitization Auth.,
	Restructuring Rev.,
	5.00%, 12/15/31	417,225

		11,139,086

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2022

(Unaudited)

Principal Amount (000)	Description (a)	Value

	North Carolina - 0.2%
$195	North Carolina St. Hsg. Fin. Agy. Rev.,
	2.85%, 1/01/43	$165,667

	Ohio - 1.9%
775	Buckeye Tobacco Settlement Fin. Auth. Rev.,
	4.00%, 6/01/48	747,117
570	Northeast Ohio Regl. Swr. Dist. Rev.,
	4.00%, 11/15/43	579,459
505	Ohio St. Hsg. Fin. Agy. Rev.,
	2.45%, 9/01/45	444,990

		1,771,566

	Oregon - 2.4%
500	Oregon St. Gen. Oblig.,
	5.00%, 5/01/41	542,127
570	Port of Portland Intl. Arpt. Rev.,
	5.00%, 7/01/32	592,484
1,000	Washington Cnty. Sch. Dist. 48J
	(Beaverton), Gen. Oblig.
	5.00%, 6/15/36	1,114,317

		2,248,928

	Pennsylvania - 4.3%
2,000	Delaware River Port Auth. Rev.,
	5.00%, 1/01/34
	Prerefunded 1/01/24 @ $100 (b)	2,095,921
850	Pennsylvania St. Tpk. Commission
	Oil Franchise Tax Rev.,
	5.00%, 12/01/46	942,072
450	Pennsylvania St. Tpk. Commission Rev.,
	6.375%, 12/01/38	528,110
500	Pennsylvania St. Tpk. Commission Rev.,
	4.00%, 12/01/46	492,388

		4,058,491

	Rhode Island - 1.2%
1,070	Rhode Island St. Clean Wtr. Fin. Agy.,
	Wtr. Poll. Control Rev.,
	5.00%, 10/01/32
	Prerefunded 10/01/24 @ $100 (b)	1,145,549

	South Carolina - 2.5%
2,000	Charleston Cnty. Spl. Source Rev.,
	5.00%, 12/01/32
	Prerefunded 12/01/23 @ $100 (b)	2,090,326

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2022

(Unaudited)

Principal Amount (000)	Description (a)	Value

$290	SCAGO Edl. Facs. Corp. Rev.,
	Pickens Cnty. Sch. Dist.,
	5.00%, 12/01/24	$310,489

		2,400,815

	Tennessee - 3.3%
250	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev.,
	Erlanger Hlth. Sys.,
	5.00%, 10/01/34	256,809
135	Tennessee St. Hsg. Dev. Agy.,
	3.625%, 7/01/32	136,156
245	Tennessee St. Hsg. Dev. Agy.,
	3.90%, 7/01/42	242,750
280	Tennessee St. Hsg. Dev. Agy.,
	4.00%, 7/01/43	283,568
2,000	Tennessee St. Sch. Bond Auth. Rev.,
	5.00%, 11/01/42	2,199,877

		3,119,160

	Texas - 16.6%
500	Carrollton-Farmers Branch Indep. Sch. Dist. Gen. Oblig.,
	3.00%, 2/15/41, PSF	487,179
1,000	Central Texas Regl. Mobility Auth. Rev.,
	4.00%, 1/01/38	1,017,113
500	Cypress-Fairbanks Indep. Sch. Dist. Gen. Oblig.,
	2.25%, 2/15/43, PSF	376,437
500	Cypress-Fairbanks Indep. Sch. Dist. Gen. Oblig.,
	2.25%, 2/15/44, PSF	371,627
550	Cypress-Fairbanks Indep. Sch. Dist. Gen. Oblig.,
	2.25%, 2/15/45, PSF	404,139
670	Dallas Area Rapid Transit Rev.,
	5.00%, 12/01/41
	Prerefunded 12/01/25 @ $100 (b)	739,967
1,250	Houston Arpt. Sys. Rev.,
	5.00%, 7/01/39	1,371,308
1,410	Houston Util. Sys. Rev.,
	5.00%, 11/15/32
	Prerefunded 11/15/23 @ $100 (b)	1,470,845
1,625	Keller Indep. Sch. Dist. Gen. Oblig.,
	4.00%, 2/15/47, PSF	1,655,505

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2022

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,000	Klein Indep. Sch. Dist. Gen. Oblig.,
	3.00%, 8/01/46, PSF	$894,375
1,000	Lewisville Indep. Sch. Dist. Gen. Oblig.,
	3.00%, 8/15/39, PSF	962,904
1,505	North Texas Twy. Auth. Rev.,
	Convertible CAB,
	0.00%, 9/01/43
	Prerefunded 9/01/31 @ $100 (b)	1,908,301
1,135	North Texas Twy. Auth. Rev.,
	4.00%, 1/01/43	1,149,307
700	San Antonio Indep. Sch. Dist. Sch. Bldg.
	Gen. Oblig.,
	5.00%, 8/15/38, PSF	772,134
250	Spring Branch Indep. Sch. Dist. Sch. Bldg.
	Gen. Oblig.,
	3.00%, 2/01/43, PSF	233,202
1,000	Texas St. Wtr. Development Brd. Rev.,
	St. Wtr. Implementation Fund,
	4.00%, 10/15/47	1,014,329
1,000	Upper Trinity Reg. Wtr. Dist. Rev.,
	4.00%, 8/01/37, AGM
	Refunded 8/26/22 @ $100 (b)	1,001,703

		15,830,375

	Vermont - 0.6%
500	Vermont St. Edl. and Hlth. Bldg. Fin. Agy. Rev.,
	Univ. of Vermont Med. Center,
	5.00%, 12/01/35	532,220

	Virginia - 2.1%
2,000	Virginia St. College Bldg. Auth. Rev.,
	5.00%, 2/01/23	2,034,473

	Wisconsin - 1.8%
1,400	Wisconsin St. Pub. Fin. Auth. Hosp. Rev.,
	Renown Reg. Med. Ctr.,
	5.00%, 6/01/40	1,462,278

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2022

(Unaudited)

Principal Amount (000)	Description (a)	Value

$250	Wisconsin St. Pub. Fin. Auth.,
	Solid Waste Disp. Rev.,
	2.875%, 5/01/27	$244,605

		1,706,883

	Total Long-Term Investments
	(Cost $159,200,240)	157,461,017

	TOTAL INVESTMENTS - 165.2%
	(Cost $159,200,240)	157,461,017
	Remarketable Variable Rate MuniFund Term Preferred Shares at liquidation value - (68.2)%	(65,000,000)
	Other assets less other liabilities - 3.0%	2,845,203

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$95,306,220

(a) The following abbreviations are used in the portfolio descriptions:

AGM - Assured Guaranty Municipal Corp.*

AMBAC - Ambac Assurance Corporation*

BAM - Build America Mutual Assurance Company*

CAB - Capital Appreciation Bond

COP - Certificate of Participation

FHA - Federal Housing Authority*

NRE - National Public Finance Guarantee Corporation*

PSF - Texas Permanent School Fund*

* Indicates an obligation of credit support, in whole or in part.

(b) Prerefunded and refunded issues are secured by escrowed cash, U.S. government obligations, or other securities.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2022:

Level 2
Municipal bonds	$157,461,017

There were no Level 1 or Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dtf or the Securities and Exchange Commission’s website at www.sec.gov.